Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF

April 30, 2023 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS – 97.0%

Angola – 4.4%
Angolan Government International Bond, 8.25%, 05/09/28(1)	$28,000	$24,623
Angolan Government International Bond, 8.75%, 04/14/32(1)	23,000	19,146
Angolan Government International Bond, 9.38%, 05/08/48(1)	150,000	115,734
Total Angola		159,503
Argentina – 3.4%
Argentine Republic Government International Bond, 1.00%, 07/09/29	185,000	44,421
Argentine Republic Government International Bond, 0.50%, 07/09/30(2)	7,000	1,720
Argentine Republic Government International Bond, 1.50%, 07/09/35(2)	15,000	3,376
Provincia de Buenos Aire, 5.25%, 09/01/37	86,000	26,789
YPF SA, 8.75%, 04/04/24(1)	22,000	20,780
YPF SA, 6.95%, 07/21/27	38,000	27,669
Total Argentina		124,755
Australia – 0.8%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	34,000	29,959

Bolivia – 0.2%
Bolivia Government International Bond, 4.50%, 03/20/28	11,000	6,297

Brazil – 4.7%
Iochpe-Maxion Austria GMBH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 05/07/28(1)	29,000	24,919
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(1)	72,469	55,881
Minerva Luxembourg SA, 4.38%, 03/18/31	52,000	40,989
MV24 Capital BV, 6.75%, 06/01/34(1)	58,242	52,146
Total Brazil		173,935
China – 1.0%
Prosus NV, 3.06%, 07/13/31	48,000	37,776
Security Description	Principal	Value
FOREIGN BONDS (continued)

Colombia – 8.8%
AI Candelaria Spain SA, 5.75%, 06/15/33	$98,000	$69,580
Colombia Government International Bond, 4.50%, 03/15/29	42,000	36,639
Colombia Government International Bond, 3.00%, 01/30/30	92,000	70,710
Colombia Government International Bond, 3.13%, 04/15/31	58,000	43,133
Geopark Ltd., 5.50%, 01/17/27	83,000	69,198
SierraCol Energy Andina LLC, 6.00%, 06/15/28(1)	46,000	34,322
Total Colombia		323,582
Costa Rica – 2.1%
Costa Rica Government International Bond, 6.13%, 02/19/31	38,000	38,399
Costa Rica Government International Bond, 7.16%, 03/12/45	40,000	39,956
Total Costa Rica		78,355
Dominican Republic – 3.7%
Dominican Republic International Bond, 4.88%, 09/23/32	75,000	64,727
Dominican Republic International Bond, 6.85%, 01/27/45	76,000	68,608
Total Dominican Republic		133,335
Ecuador – 4.0%
Ecuador Government International Bond, 5.50%, 07/31/30(2)	199,000	105,569
Ecuador Government International Bond, 5.50%, 07/31/30(1)(2)	32,000	16,976
Ecuador Government International Bond, 5.50%, 07/31/30(2)	30,000	15,915
Ecuador Government International Bond, 2.50%, 07/31/35(1)(2)	6,000	2,221
Ecuador Government International Bond, 1.50%, 07/31/40(1)(2)	6,000	1,984

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2023 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Ecuador (continued)
Total Ecuador		$142,665
Egypt – 2.1%
Egypt Government International Bond, 5.80%, 09/30/27(1)	20,000	12,360
Egypt Government International Bond, 7.63%, 05/29/32(1)	100,000	56,293
Egypt Government International Bond, 8.88%, 05/29/50(1)	21,000	11,230
Total Egypt		79,883
El Salvador – 2.2%
El Salvador Government International Bond, 6.38%, 01/18/27	46,000	28,995
El Salvador Government International Bond, 7.65%, 06/15/35	98,000	49,789
Total El Salvador		78,784
Ethiopia – 0.5%
Ethiopia International Bond, 6.63%, 12/11/24(1)	25,000	17,554

Gabon – 1.9%
Gabon Government International Bond, 6.63%, 02/06/31(1)	64,000	47,554
Gabon Government International Bond, 7.00%, 11/24/31(1)	28,000	20,764
Total Gabon		68,318
Ghana – 3.1%
Kosmos Energy Ltd., 7.13%, 04/04/26	52,000	46,213
Tullow Oil PLC, 7.00%, 03/01/25(1)	72,000	44,470
Tullow Oil PLC, 10.25%, 05/15/26(1)	26,000	20,393
Total Ghana		111,076
Honduras – 0.7%
Honduras Government International Bond, 6.25%, 01/19/27	30,000	26,989

Hong Kong – 1.8%
Melco Resorts Finance Ltd., 5.38%, 12/04/29	78,000	64,945

India – 2.7%
Network I2i Ltd., 5.65%, (US 5 Year CMT T- Note + 4.28%), 04/15/72, perpetual(1)(3)(4)	50,000	48,161
Security Description	Principal	Value
FOREIGN BONDS (continued)

India (continued)
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(1)	$28,000	$24,045
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(1)	34,000	24,310
Total India		96,516
Indonesia – 3.5%
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25	78,000	77,423
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38	58,000	50,410
Total Indonesia		127,833
Ivory Coast – 3.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32(2)	119,389	110,475

Jordan – 0.9%
Jordan Government International Bond, 7.50%, 01/13/29(1)	31,000	31,100

Kazakhstan – 1.0%
KazMunayGas National Co. JSC, 6.38%, 10/24/48(1)	45,000	38,104

Kenya – 2.8%
Republic of Kenya Government International Bond, 6.88%, 06/24/24(1)	117,000	101,484

Macau – 2.4%
Studio City Finance Ltd., 5.00%, 01/15/29(1)	112,000	88,382

Mexico – 11.4%
Banco Mercantil del Norte SA, 6.75%, (US 5 Year CMT T- Note + 4.97%), perpetual(3)(4)	67,000	64,599
Banco Mercantil del Norte SA, 6.75%, (US 5 Year CMT T- Note + 4.97%), perpetual(1)(3)(4)	49,000	47,244
Braskem Idesa SAPI, 6.99%, 02/20/32(1)	42,000	30,051
Cemex SAB de CV, 9.13%, (US 5 Year CMT T- Note + 4.91%), perpetual(1)(3)(4)	18,000	17,889

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2023 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Mexico (continued)
Cemex SAB de CV, 5.13%, (US 5 Year CMT T- Note + 4.53%), perpetual(3)(4)	$49,000	$43,441
Petroleos Mexicanos, 6.50%, 03/13/27	63,000	56,394
Petroleos Mexicanos, 5.95%, 01/28/31	100,000	74,377
Petroleos Mexicanos, 6.70%, 02/16/32	78,000	60,206
Petroleos Mexicanos, 10.00%, 02/07/33(1)	21,000	19,519
Total Mexico		413,720
Nigeria – 3.3%
IHS Netherlands Holdco BV, 8.00%, 09/18/27(1)	50,000	44,184
Nigeria Government International Bond, 6.13%, 09/28/28(1)	59,000	45,096
Nigeria Government International Bond, 8.38%, 03/24/29(1)	19,000	15,544
Nigeria Government International Bond, 7.38%, 09/28/33(1)	27,000	18,770
Total Nigeria		123,594
Oman – 0.6%
Oman Government International Bond, 6.00%, 08/01/29(1)	21,000	21,529

Pakistan – 0.6%
Pakistan Government International Bond, 6.00%, 04/08/26(1)	57,000	20,869

Senegal – 0.4%
Senegal Government International Bond, 6.25%, 05/23/33(1)	20,000	15,825

South Africa – 5.2%
Eskom Holdings SOC Ltd., 8.45%, 08/10/28(1)	110,000	105,697
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(1)	27,000	25,538
Sasol Financing USA LLC, 6.50%, 09/27/28	60,000	55,598
Total South Africa		186,833
Security Description	Principal	Value
FOREIGN BONDS (continued)

Tanzania – 1.6%
HTA Group Ltd., 7.00%, 12/18/25(1)	$60,000	$56,689

Tunisia – 0.8%
Tunisian Republic, 5.75%, 01/30/25(1)	60,000	31,046

Turkey – 8.7%
Akbank TAS, 6.80%, 02/06/26(1)	29,000	27,758
Turk Telekomunikasyon AS, 6.88%, 02/28/25(1)	59,000	56,408
Turkcell Iletisim Hizmetleri AS, 5.80%, 04/11/28(1)	77,000	68,164
Turkey Government International Bond, 6.00%, 03/25/27	41,000	37,810
Turkey Government International Bond, 9.88%, 01/15/28	24,000	24,832
Turkey Government International Bond, 9.38%, 03/14/29	18,000	18,206
Turkey Government International Bond, 9.13%, 07/13/30	7,000	7,005
Turkey Government International Bond, 5.95%, 01/15/31	89,000	74,971
Total Turkey		315,154
Vietnam – 1.9%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	59,000	51,417
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(1)	20,000	17,430
Total Vietnam		68,847
Zambia – 0.8%
First Quantum Minerals Ltd., 7.50%, 04/01/25(1)	30,000	29,958

TOTAL INVESTMENTS - 97.0%
(Cost $3,659,525)		3,535,669
Other Assets in Excess of Liabilities - 3.0%		110,569
Net Assets - 100.0%		$3,646,238

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2023, the aggregate value of these securities was $1,670,144, or 45.8% of net assets.
(2)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2023.

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2023 (unaudited)

(3)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(4)	Perpetual security with no stated maturity date.

Abbreviations:

CMT — Constant Maturity Treasury Index

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Foreign Bonds	$—	$3,535,669	$—	$3,535,669
Total	$—	$3,535,669	$—	$3,535,669